Common Stock - Additional Information (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Sep. 11, 2023 shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares
Common stock, shares authorized	150,000,000		8,722,279
Common stock, Shares issued	14,817,696	11,021,248	875,279
Common stock, Shares outstanding	14,817,696		875,279
Exchange ratio of reverse merger		0.2181
Common stock, Par value | $ / shares	$ 0.001		$ 0.0001
Common stock, dividends, per share, declared | $ / shares	$ 0
Common Stock
Common stock, shares authorized	150,000,000		8,722,279
Common stock, Shares issued	14,817,696		875,279
Common stock, Shares outstanding	14,817,696	14,817,696	875,279	875,279
Common stock, Shares outstanding	14,817,696		875,279
Common stock, Par value | $ / shares	$ 0.001		$ 0.0001